UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          November 09, 2006
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     90
                                        ----------------
Form 13F Information Table Value Total:     $2,573,632
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2006

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                  Common   88579Y101        112,402   1,510,371      Sole        NONE       1,510,371
AK Steel Hldg Corp                     Common   001547108              9         750      Sole        NONE             750
Abbott Labs Com                        Common   002824100        121,867   2,509,620      Sole        NONE       2,509,620
Adobe Systems Inc                      Common   00724F101          1,937      51,722      Sole        NONE          51,722
Alltel Corp                            Common   020039103            227       4,090      Sole        NONE           4,090
American Electric Power Co             Common   025537101             18         500      Sole        NONE             500
American Power Conversion              Common   029066107              4         200      Sole        NONE             200
Amgen Inc                              Common   031162100             64         900      Sole        NONE             900
Automatic Data Processing              Common   053015103        116,214   2,454,885      Sole        NONE       2,454,885
BMC Software                           Common   055921100              2          75      Sole        NONE              75
Bed Bath & Beyond Inc                  Common   075896100         60,152   1,572,200      Sole        NONE       1,572,200
Block H & R Inc                        Common   093671105             42       1,952      Sole        NONE           1,952
Boeing Co                              Common   097023105             12         155      Sole        NONE             155
Bristol Myers Squibb Co Com            Common   110122108          1,010      40,540      Sole        NONE          40,540
Brown Forman Corp Cl B                 Common   115637209            107       1,400      Sole        NONE           1,400
CDW Corp.                              Common   12512N105         65,721   1,065,520      Sole        NONE       1,065,520
ChevronTexaco Corp                     Common   166764100             39         600      Sole        NONE             600
Clorox Co                              Common   189054109         57,443     911,800      Sole        NONE         911,800
Coca-Cola Co                           Common   191216100         49,932   1,117,549      Sole        NONE       1,117,549
Colgate-Palmolive Co                   Common   194162103        105,151   1,693,255      Sole        NONE       1,693,255
Consolidated Edison Inc                Common   209115104            220       4,765      Sole        NONE           4,765
Costco Wholesale Corp                  Common   22160K105              5         100      Sole        NONE             100
DNP Select Income Fd Inc               Common   23325P104             54       5,000      Sole        NONE           5,000
Dionex Corp                            Common   254546104          2,403      47,177      Sole        NONE          47,177
Ecolab, Inc.                           Common   278865100         81,813   1,910,625      Sole        NONE       1,910,625
Emerson Electric Co                    Common   291011104        129,597   1,545,399      Sole        NONE       1,545,399
Equifax Inc                            Common   294429105        104,220   2,839,011      Sole        NONE       2,839,011
Escrow Bonneville Pacific Corp         Common   098904998              0         545      Sole        NONE             545
Exxon Mobil Corp                       Common   30231G102            315       4,688      Sole        NONE           4,688
Fidelity National Information Svcs Inc Common   31620M106            282       7,625      Sole        NONE           7,625
First Data Corp                        Common   319963104             38         900      Sole        NONE             900
Freddie Mac                            Common   313400301             20         300      Sole        NONE             300
Gannett Company                        Common   364730101             11         200      Sole        NONE             200
General Electric Co                    Common   369604103        134,967   3,823,418      Sole        NONE       3,823,418
Genuine Parts Co                       Common   372460105            424       9,824      Sole        NONE           9,824
Glaxosmithkline PLC Spons ADR          Common   37733W105            228       4,275      Sole        NONE           4,275
Hanesbrands Inc                        Common   410345102              7         300      Sole        NONE             300
Heinz H J Co                           Common   423074103            250       5,965      Sole        NONE           5,965
Intel Corp                             Common   458140100            500      24,300      Sole        NONE          24,300
International Business Machines Corp   Common   459200101            258       3,154      Sole        NONE           3,154
Johnson & Johnson                      Common   478160104        121,211   1,866,508      Sole        NONE       1,866,508
Kellogg Co                             Common   487836108             20         400      Sole        NONE             400
Lee Enterprises Inc                    Common   523768109             11         450      Sole        NONE             450
McDonald's Corp                        Common   580135101            196       5,023      Sole        NONE           5,023
McGraw Hill Companies                  Common   580645109        136,922   2,359,500      Sole        NONE       2,359,500
Medtronic Inc                          Common   585055106         97,405   2,097,435      Sole        NONE       2,097,435
Merck & Company                        Common   589331107             59       1,400      Sole        NONE           1,400

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------

Microsoft Corp Com                     Common   594918104         92,481   3,383,876      Sole        NONE       3,383,876
Mittal Steel Co N V N Y Registry SH    Common   60684P101             64       1,850      Sole        NONE           1,850
Mylan Laboratories Inc.                Common   628530107            156       7,762      Sole        NONE           7,762
Nestle SA ADR                          Common   641069406            522       6,000      Sole        NONE           6,000
New York Times Co Class A              Common   650111107              2         100      Sole        NONE             100
Nike Inc Cl B                          Common   654106103            453       5,166      Sole        NONE           5,166
Nordson Corp                           Common   655663102            153       3,850      Sole        NONE           3,850
Omnicom Group Inc                      Common   681919106        130,631   1,395,630      Sole        NONE       1,395,630
Park National Corp                     Common   700658107              0           1      Sole        NONE               1
Patterson Companies                    Common   703395103         90,930   2,705,450      Sole        NONE       2,705,450
Paychex Inc                            Common   704326107         70,287   1,907,380      Sole        NONE       1,907,380
Pepsico Inc                            Common   713448108        101,391   1,553,647      Sole        NONE       1,553,647
Pfizer Inc Com                         Common   717081103          1,131      39,864      Sole        NONE          39,864
Plum Creek Timber Co                   Common   729251108              3         100      Sole        NONE             100
Posco Spon Adr                         Common   693483109             29         450      Sole        NONE             450
Procter & Gamble Co                    Common   742718109        135,384   2,184,313      Sole        NONE       2,184,313
Qualcomm Inc                           Common   747525103            125       3,440      Sole        NONE           3,440
Reliance Steel And Aluminum Co         Common   759509102            710      22,100      Sole        NONE          22,100
Royal Dutch Shell ADR Class A          Common   780259206             79       1,200      Sole        NONE           1,200
Sara Lee Corp                          Common   803111103             39       2,400      Sole        NONE           2,400
Schlumberger Ltd                       Common   806857108             50         800      Sole        NONE             800
Stancorp Finl Group                    Common   852891100              1          20      Sole        NONE              20
Starbucks Corp                         Common   855244109              9         250      Sole        NONE             250
Stryker Corp                           Common   863667101        140,017   2,823,485      Sole        NONE       2,823,485
Syneron Medical Ltd                    Common   M87245102             18         800      Sole        NONE             800
Sysco Corp                             Common   871829107        103,623   3,097,859      Sole        NONE       3,097,859
T Rowe Price Group Inc                 Common   74144T108        117,411   2,453,740      Sole        NONE       2,453,740
Techne Corp                            Common   878377100             31         600      Sole        NONE             600
Transamerica Income Shares             Common   893506105             31       1,500      Sole        NONE           1,500
US Bancorp Del Com New                 Common   902973304             63       1,911      Sole        NONE           1,911
United Parcel Svc Cl B                 Common   911312106             25         350      Sole        NONE             350
Verizon Communications                 Common   92343V104             68       1,834      Sole        NONE           1,834
Vodafone Group Adr                     Common   92857W209             43       1,890      Sole        NONE           1,890
WD 40 Co                               Common   929236107            141       3,943      Sole        NONE           3,943
Wal Mart Stores Inc                    Common   931142103             49       1,000      Sole        NONE           1,000
Walgreen Company                       Common   931422109            509      11,460      Sole        NONE          11,460
Wells Fargo & Co                       Common   949746101         81,299   2,247,066      Sole        NONE       2,247,066
Weyerhaeuser Co                        Common   962166104            140       2,268      Sole        NONE           2,268
Wilmington Trust Corp                  Common   971807102            496      11,140      Sole        NONE          11,140
Windstream                             Common   97381W104             46       3,514      Sole        NONE           3,514
Wrigley Wm Jr Co                       Common   982526105            233       5,062      Sole        NONE           5,062
Wyeth                                  Common   983024100            392       7,706      Sole        NONE           7,706
Zebra Technologies                     Common   989207105            574      16,064      Sole        NONE          16,064
                                                             -----------
                                                               2,573,632
                                                             ===========